Cash flow disclosures - Significant non-cash transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow disclosures
Intangible assets acquisition with an increase in Other liabilities / Borrowings / Lease liabilities	$ (6,749)	$ (1,180)	$ (111)
Property, plant and equipment acquisitions with an increase in Other liabilities	(2,737)	(124)
Right-of-use asset initial recognition with an increase in Lease liabilities	(619)	(5,217)	(465)
Concession fees paid with credit of financial re-equilibrium	(2,200)	(22,946)	(15,434)
Income tax paid with tax certificates	(6,887)	(2,339)	(971)
Dividends pending of payment	$ (12,435)
Compensation of trade receivables			27,844
Application of credits compensated with concession fees		(19,156)	(24,126)
Application of credits compensated with other liabilities			$ (3,717)
Purchase of Navinten shares		(3,384)
Sale of Navinten shares		3,384
ICASGA's compensation received through a guarantee deposit		(41,262)
Release of concession fee payable due to ICAGSA's re-bidding process		(74,640)
Compensation of ICASGA's re-equilibriums		5,309
Compensation of ICASGA's monthly contribution		(3,767)
ICASGA's compensation to be collected		$ (66,612)